OTHER NON-CURRENT ASSETS - THIRD PARTIES	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
OTHER NON-CURRENT ASSETS - THIRD PARTIES
OTHER NON-CURRENT ASSETS - THIRD PARTIES
9.	OTHER NON-CURRENT ASSETS – THIRD PARTIES

Other non-current assets consisted of the following:

	As of June 30,	As of December 31,
	2024	2023
	US$	US$
Deductible VAT	54,808	41,859
Deposits for long-term operating leases	2,938	3,288
Prepayments for purchases of property, equipment and software	2,289	920
Equity investments	4,634	4,466
Others	1,123	—
Total	65,792	50,533

9.	OTHER NON-CURRENT ASSETS – THIRD PARTIES

Other non-current assets consisted of the following:

	As of December 31,
	2023	2022
	US$	US$
Deposits for long-term operating leases	3,288	3,486
Prepayments for purchases of property, equipment and software	920	1,442
Deductible VAT	41,859	5,815
Equity investment(i)	4,466	240
Total	50,533	10,983

(i)Equity investments

In January 2023, the Group invested US$4,317 to incorporate Hubei Changjiang Chegu Industry Investment Fund Partnership (“Changjiang Chegu”) in Chinese mainland and holds 16.67% of Changjiang Chegu’s equity interests. The Group applies the equity method to account for the investment in Changjiang Chegu.